Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity information [Abstract]
Entity Registrant Name	Fiat Chrysler Automobiles N.V.
Entity Central Index Key	0001605484
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	1,550,617,563